Summary of Significant Accounting Policies - Other Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Legal expenses		$ 1,867
Excise tax liability	$ 569	569
Operating lease liability - short term portion	205	$ 278	$ 257
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Total other accrued expenses	Total other accrued expenses
Daewoong vial usage	25	$ 33	$ 202
Remaining other accrued expenses	988	843	281
Total other accrued expenses	$ 4,112	$ 3,590	$ 740